UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4688

DREYFUS PREMIER VALUE EQUITY FUNDS
- Dreyfus Premier Value Fund
- Dreyfus Premier International Opportunities Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier International Opportunities Fund
Statement of Investments
July 31, 2004 (Unaudited)
Common Stocks--95.8%	Shares	Value ($)

Australia--1.3%
Amcor	10,300	49,545
John Fairfax Holdings	4,700	12,425
National Australia Bank	5,759	107,699
Santos	8,000	40,670
		210,339

Belgium--1.6%
Dexia	4,270	71,246
Dexia (Strips)	4,730	57
Fortis	8,650	188,311
		259,614

Brazil--1.6%
Banco Itau, ADR	1,780	82,307
Petroleo Brasileiro, ADR	3,100	87,668
Telecomunicacoes Brasileiras, ADR	3,324	95,931
		265,906

Canada--3.0%
CP Railway	6,700	169,639
Quebecor World	7,150	157,612
Sobeys	8,000	175,928
		503,179

China--.6%
China Telecom, Cl. H	53,500	17,662
Huadian Power International, Cl. H	255,400	77,767
		95,429

Croatia--.2%
Pliva, GDR	2,200	31,152

Denmark--.6%
Danske Bank	4,450	102,341

Finland--1.7%
Nokia	1,900	21,766
Nokia, ADR	4,959	57,624
Sampo, Cl. A	10,250	96,478
UPM-Kymmene	5,500	106,710
		282,578

France--6.8%
Assurances Generales de France	170	10,013
BNP Paribas	2,030	118,060
Carrefour	3,030	144,347
France Telecom	6,250	154,620
Sanofi-Synthelabo	1,830	121,211
Schneider Electric	1,370	87,037
Societe Nationale d'Etude et de Constructio de Moteurs d'Avion	4,100	81,766
Thomson	9,400	174,920
Total	1,085	210,380
Valeo	500	20,279
		1,122,633

	Shares	Value ($)

Germany--5.7%
Deutsche Bank	1,560	108,297
Deutsche Lufthansa	8,308	98,073
Deutsche Post	6,670	133,740
Deutsche Postbank	1,900	65,528
E.ON	1,814	128,656
Heidelberger Druckmaschinen	1,500	46,485
KarstadtQuelle	5,650	115,530
Medion	1,860	40,135
Schering	890	49,931
Volkswagen	3,790	153,536
		939,911

Greece--.6%
Hellenic Telecommunications Organization	7,640	92,759

Hong Kong--1.3%
Bank of East Asia	11,962	33,969
China Mobile (Hong Kong)	34,500	100,184
Dah Sing Banking Group	1,120	2,025
Dah Sing Financial	2,800	17,231
MTR	24,751	37,127
Swire Pacific, Cl. A	4,900	32,667
		223,203
Hungary--.4%
Magyar Tavkozlesi	16,500	66,240

India--1.6%
Hindalco Industries, GDR	4,000	95,080
Mahanagar Telephone Nigam, ADR	9,600	65,568
Reliance Industries, GDR	4,900	106,330
		266,978
Indonesia--.3%
PT Gudang Garam	37,800	58,901

Ireland--1.4%
Bank of Ireland	17,970	235,027

Italy--3.6%
Banche Popolari Unite Scrl	2,335	38,062
Benetton Group	5,200	56,008
Eni	7,505	154,272
Finmeccanica	179,060	125,920
San Paolo-IMI	4,070	46,479
UniCredito Italiano	37,200	177,978
		598,719

	Shares	Value ($)

Japan--22.3%
AIFUL	1,100	103,562
ALPS ELECTRIC	7,200	96,957
CANON	3,000	146,611
Credit Saison	5,800	175,592
DENTSU	21	53,578
Eisai	1,400	41,126
FUNAI ELECTRIC	500	70,071
Fuji Heavy Industries	16,600	90,967
Fuji Photo Film	5,000	150,025
HONDA MOTOR	4,600	223,977
Kao	5,300	131,411
Kuraray	8,100	61,342
LAWSON	2,700	104,784
MABUCHI MOTOR	1,700	120,190
MINEBEA	26,500	113,318
MURATA MANUFACTURING	1,900	94,390
Matsumotokiyoshi	3,500	89,768
NIPPON TELEGRAPH AND TELEPHONE	16	79,774
Nippon Express	30,000	158,739
OLYMPUS	900	17,424
RINNAI	4,100	121,179
ROHM	1,200	128,500
SFCG	500	101,648
SKYLARK	5,300	98,558
SOHGO SECURITY SERVICES	5,300	63,182
SUMITOMO CHEMICAL	25,600	105,330
Sekisui House	10,000	100,705
77 Bank	18,000	113,516
Shin-Etsu Chemical	4,400	149,414
Shisheido	7,000	87,095
Sumitomo Bakelite	12,700	76,555
TDK	600	41,504
Takeda Chemical Industries	3,850	180,196
Toyota Motor	2,200	88,542
Yamaha Motor	8,000	122,535
		3,702,065
Luxembourg--.4%
Arcelor	3,720	61,666

Malaysia--.5%
Sime Darby	58,300	85,916

Mexico--1.9%
Cemex, ADR	2,715	76,509
Coca-Cola Femsa, ADR	5,100	104,550
Kimberly-Clark de Mexico, Cl. A	23,200	62,384
Telefonos de Mexico, ADR	2,560	79,053
		322,496
Netherlands--4.6%
ABN AMRO	4,059	84,900
Aegon	8,300	94,287
Akzo Nobel	3,230	106,466
DSM	1,100	55,140
Heineken	2,087	65,304
Koninklijke (Royal) Philips Electronics	2,700	65,368
Koninklijke (Royal) Philips Electronics, ADR	1,670	40,464
Royal Dutch Petroleum	2,700	135,247
Wolters Kluwer	6,518	109,537
		756,713
New Zealand--.2%
Carter Holt Harvey	19,000	26,647

Norway--.4%
Norsk Hydro	1,150	72,596

	Shares	Value ($)

Singapore--1.4%
DBS Group Holdings	17,300	155,947
MobileOne	31,800	28,665
Singapore Technologies Engineering	40,500	49,698
		234,310
South Africa--1.8%
Nampak	40,400	89,776
Nedcor	11,679	111,560
Sasol	6,100	101,177
		302,513
South Korea--2.9%
Hyundai Motor, GDR	4,200	82,530
KT, ADR	6,100	108,519
Kookmin Bank, ADR	2,350	64,813
Korea Electric Power, ADR	10,160	94,183
POSCO, ADR	1,900	68,932
Samsung Electronics, GDR	390	69,810
		488,787

Spain--2.1%
Banco de Sabadell	2,050	39,577
Endesa	8,740	158,856
Repsol YPF	800	16,964
Repsol YPF, ADR	6,120	130,356
		345,753

Sweden--.9%
Electrolux, Cl. B	6,400	111,693
Investor, Cl. B	4,260	42,027
		153,720

Switzerland--5.7%
Clariant	6,485	87,280
Julius Baer, Cl. B	215	57,788
Lonza	2,500	110,303
Nestle	540	137,770
Novartis	5,360	237,953
Swiss Re	1,970	114,862
UBS	1,760	117,503
Zurich Financial Services	540	76,258
		939,717

	Shares	Value ($)

Taiwan--1.2%
Compal Electronics, GDR	19,800	88,506
United Microelectronics, ADR	29,886	110,577
		199,083

United Kingdom--17.2%
Allied Domecq	5,920	47,959
Anglo American	4,533	96,387
BAA	9,300	94,727
BAE Systems	29,345	114,191
BOC Group	5,254	90,197
BT Group	37,300	128,170
Barclays	17,089	143,108
Bunzl	14,753	118,174
Cadbury Schweppes	16,348	134,000
Centrica	23,300	100,318
Diageo	13,033	161,697
easyJet	7,000	18,860
GKN	41,950	175,651
GlaxoSmithKline	12,600	256,221
Lloyds TSB	11,400	85,557
Marks & Spencer	7,600	48,010
Old Mutual	43,000	81,804
RMC Group	1,200	13,075
Rexam	8,400	65,221
Rio Tinto	8,753	228,346
Royal Bank of Scotland	5,395	151,842
Sainsbury (J)	25,059	123,061
Scottish & Southern Energy	8,810	115,237
Shell Transport & Trading	30,776	223,270
Unilever	5,000	44,200
Vodafone Group	3,000	6,554
		2,865,837
Total Common Stocks
(cost $13,753,437)		15,912,728

			Principal
			Amount ($)	Value ($)

Short-Term Investments--3.9%
U.S. Treasury Bills;
1.09%, 8/5/2004
(cost $	649,921)		650,000	649,935

Total Investments (cost $		14,403,358)	99.7%	16,562,663

Cash and Receivables (Net)			0.3%	46,162

Net Assets			100.0%	16,608,825

See notes to financial statements

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER VALUE EQUITY FUNDS

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ Stephen E. Canter

James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)